Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Commitments Text Block Abstract
Credit amount of insurence contract liabilities	$ 3,430	$ 6,550
Letter of guarantee	$ 294	$ 327
Legally non-binding agreement, description.		▪In 2021, the Group signed a legally non-binding agreement with the University of California, San Francisco Foundation to contribute an amount of USD 1,250 thousand in five instalments over five years to support cancer research projects. As at 30 June 2022, the Group has paid USD 250 thousand and the remaining four instalments amounted to USD 1,000 thousand shall be made equally over the years from 2022 to 2025.